Financial Liabilities	12 Months Ended
Dec. 31, 2018
Disclosure of financial liabilities [abstract]
Financial Liabilities

10.	Financial liabilities

The contractual interest and repayment obligations relating to convertible bonds and the EIB loan are composed on the balance sheet date as follows:

in EUR thousands	31.12.2018
	2019	2020	2021	2022	Total
Convertible bond 2017/2022:					2,595
Principal repayment				2,595
Interest payment	156	156	156	78	546
EIB loan
Principal repayment				10,000	10,000
Interest payment	405	433	461	5,039	6,338

in EUR thousands	31.12.2017
	2018	2019	2020	2021	2022	Total
Convertible bond 2016/2021:
Principal repayment				83		83
Interest payment	5	5	5	5		20
Convertible bond 2017/2022:
Principal repayment					2,662	2,662
Interest payment	160	160	160	160	80	720
EIB loan
Principal repayment					10,000	10,000
Interest payment	380	405	433	461	3,926	5,605

Convertible bond 2016/2021

In November 2016, 49,990 subordinated convertible 2016/2021 bonds were issued in a total nominal amount of EUR 4,999,000 (“convertible bond”). The term of the 2016/2021 convertible bond begins on the date of its initial issue (“issue date”) and ends on 31 December 2020.

The individual bonds carry 6% annual interest on their par value from 1 January 2017 (inclusive). The interest payments are payable annually subsequently on 1 January of each year, commencing on 1 January 2018. The fair value of the convertible bond was calculated as part of the initial valuation using an interest rate of 7.9%.

The bonds can be converted into the company’s ordinary no par value registered shares, each of which has a nominal share of EUR 1.00 in the share capital. The shares are dividend-entitled from the year when the conversion right is exercised.

During the term, the holders of the bonds are entitled to convert all bonds into the company’s shares. The initial conversion price is staggered. From the start of the term until 31 December 2016, the initial conversion price amounts to EUR 3.00 per share. From 1 January 2017 until 31 December 2017, the initial conversion price amounts to EUR 4.00 per share. From 1 January 2018, the conversion price amounts to EUR 5.00 per share.

At the end of the term of the convertible bond, the company is entitled to deliver shares instead of repaying the bonds. Moreover, the company is entitled to convert the bonds into shares at any time if the average price of the company shares exceeds EUR 5.00 on one occasion. In both cases, the initial conversion price amounts to EUR 5.00.

As of 30 April 2018, bonds in a nominal amount of EUR 4,948,700 were converted into the company’s shares. In March 2018, the conversion price was reduced to EUR 4.75 pursuant to section 12 of the bonds’ terms and conditions.

On 30 April 2018, the 2016/2021 Convertible Bond was repaid early in the amount of EUR 50 thousand including accrued interest.

Convertible bond 2017/2022

On 23 December 2016, the company’s Management Board approved the issue of a further convertible bond, which was placed in full in an amount of EUR 5.0 million in January 2017. The term of the 2017/2022 convertible bond begins on the date of its initial issue (“issue date”) and ends on 31 December 2021.

The individual bonds carry 6% annual interest on their par value from 1 February 2017 (inclusive). The interest payments are payable annually subsequently on 1 January of each year, commencing on 1 July 2017. The fair value of the convertible bond was calculated as part of the initial valuation using an interest rate of 7.6%.

The bonds can be converted into the company’s ordinary no par value registered shares, each of which has a nominal share of EUR 1.00 in the share capital. The shares are dividend-entitled from the year when the conversion right is exercised.

During the term, the holders of the bonds are entitled to convert all bonds into the company’s shares. The initial conversion price is staggered. From the start of the term until 31 March 2017, the initial conversion price amounts to EUR 3.50 per share. From 1 April 2017 until 31 December 2017, the initial conversion price amounts to EUR 4.00 per share. From 1 January 2018, the initial conversion price amounts to EUR 5.00 per share. In March 2018, the conversion price was reduced to EUR 4.75 pursuant to section 11 of the bonds’ terms and conditions.

At the end of the term of the convertible bond, the company is entitled to deliver shares instead of repaying the bonds.

As of 31 December 2018, bonds in a nominal amount of EUR 2,403,700 were converted into the company’s shares.

Loan agreement with the European Investment Bank

The liability component of the financial instrument is subsequently measured at amortized cost applying the effective interest method. As of 31 December 2018, the carrying amount of the liability component on this basis was EUR 9,887 thousand (previous year: EUR 9,138 thousand).

As a variable interest component and also as a separable financial instrument in the form of an embedded derivative, the performance component is subsequently measured at fair value. As of 31 December 2018, the discounted interest payment or fair value of the performance component amounted to EUR 1,080 thousand (previous year: EUR 522 thousand).